Schedule of Investments
March 31, 2025 (unaudited)
Camelot Event Driven Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 72.71%

Air Transportation, Scheduled - 1.28%
Southwest Airlines Co. (a) (b)	35,000	1,175,300

Aircraft Engines & Engine Parts - 0.69%
Honeywell International, Inc.	3,000	635,250

Arrangement of Transportation of Freight & Cargo - 0.00%
PS International Group, Ltd. (Hong Kong)	500	224

Automotive - 0.00%
Flyht Aerospace Solutions, Inc. (Canada) * † ^	101,663	0

Bakery Products - 0.42%
Bab, Inc.	479,411	388,323

Biotech & Pharma - 0.45%
Inyx, Inc. * ●	167,850	0
Johnson & Johnson	2,500	414,600

		414,600

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 6.80%
Lamb Weston Holdings, Inc.	45,000	2,398,500
TreeHouse Foods, Inc. (a)	142,000	3,846,780

		6,245,280

Communications Services, NEC - 0.77%
Intelsat Emergence SA (Luxembourg) * ●	4,675	98,175
Prosus N.V.	65,388	605,493

		703,668

Construction & Engineering - 0.10%
WeBuild SpA ADR*	25,935	88,868

Canned, Fruits, Veg and Preserves, Jams & Jellies - 0.71%

Colgate-Palmolive Co.	7,000	655,900

Crude Petroleum & Natural Gas - 0.94%
Devon Energy Corp.	23,000	860,200

Electric Housewares & Fans - 0.29%
Helen of Troy, Ltd.	5,000	267,450

Federal & Federally-Sponsored Credit Agencies - 0.48%
Federal National Mortgage Association Fannie Mae *	70,000	442,400

Financial Services - 0.43%
SBI Holdings, Inc.	15,000	398,499

Gaming, Lodging & Restaurants - 0.10%
Guoco Group Ltd. (Bermuda) *	10,000	87,407

Gold and Silver Ores - 12.02%
Agnico Eagle Mines Ltd. (Canada) (a) (b)	17,500	1,897,175
B2Gold Corp. (Canada) (a)	630,200	1,796,070
Barrick Gold Corp. (Canada) (a) (b)	55,000	1,069,200
Newmont Corp. (a) (b)	72,000	3,476,160
NovaGold Resources, Inc. *	180,000	525,600
Seabridge Gold, Inc. (Canada) * (a)	195,000	2,275,650

		11,039,855

Hospital & Medical Service Plans - 5.76%
Humana, Inc. (a) (b)	20,000	5,292,000

Industrial Inorganic Chemicals - 1.28%
Air Products & Chemicals, Inc. (a)	4,000	1,179,680

Industrial Products - 0.07%
Gates Industrial Corp. PLC*	3,200	58,912
Mercury Systems, Inc.* (a)	69	2,973

		61,885

Industrial Services - 0.04%
Astaldi SpA SPF (Italy) * ● †	1,022,580	40,903

Internet Content & Information - 0.17%
Scout24 SE ADR *	1,500	157,944

Investment Advice - 0.03%

TPG, Inc. Class A	600	28,458

Media - 0.00%
Apogee 21 Holdings, Inc.*	50,000	0

Metals & Mining - 0.00%
Sacre-Coeur Minerals Ltd. (Canada) * ^ †	109,444	0

Oil, Gas & Coal - 7.61%
Chevron Corp.	9,000	1,505,610
Diamondback Energy, Inc.	7,500	1,199,100
Marathon Petroleum Corp.	4,000	582,760
Occidental Petroleum Corp.	75,000	3,702,000
Seadrill Ltd.	2	50

		6,989,520

Petroleum Refining - 6.71%
BP PLC ADR	25,000	844,750
Phillips 66 Co. (a)	29,000	3,580,920
Suncor Energy, Inc.	45,000	1,742,400

		6,168,070

Pharmaceutical Preparations- 8.57%
BioMarin Pharmaceutical, Inc. (b)	92,456	6,535,715
Chimerix, Inc.	65,000	553,150
Emisphere Technologies, Inc.● Δ *	30,000	234,300
Optinose, Inc.	60,000	550,200

		7,873,365

Plastics Products, NEC - 0.69%
Covestro AG (Germany)	10,000	635,993

Radio Broadcasting Stations - 0.15%
iHeartMedia, Inc. Class A *	4,610	7,607
Sirius XM Holdings (a)	5,862	132,159

		139,765

Radio & TV Broadcasting & Communications Equipment - 0.53%
BlackSky Technology, Inc.	15,000	115,950
KVH Industries, Inc.* (b)	70,000	370,300

		486,250

Real Estate - 0.18%
Greentown China Holdings Ltd.	20,000	28,279
Ronshine Service Holding Co., Ltd	150,000	4,917
Sino-Ocean Group Holdings, Ltd.	2,000,000	55,015
Sunac China Hildings Ltd.	300,000	59,771
Times China Holdings Ltd.	500,000	18,960

		166,941

Retail - 0.82%
Dollar Tree, Inc.* (a) (b)	10,000	750,700

Retail-Department Stores - 0.00%
Neiman-Marcus Group Parent LLC † ● *	791	0

Retail - Drug Stores And Proprietary Stores - 0.74%
CVS Health Corp. (a)	10,000	677,500

Retail - Retail Stores - 2.69%
JD.com (China) (a) (b)	60,000	2,467,200

Retail - Eating Places - 5.86%
Starbucks Corp.	40,000	3,923,600
Yum China Holdings, Inc. (a) (b)	28,000	1,457,680

		5,381,280

Semiconductors & Related Devices - 0.07%
Wolfspeed, Inc. (a) (b)	20,000	61,200

Services - Business Services - 0.61%
Akamai Technologies, Inc.	7,000	563,500

Services-Computer Programming, Data Processing, Etc. - 1.73%
Match Group, Inc.	51,000	1,591,200

Services - Computer Processing & Data Preparation - 0.42%
Sohu.com Ltd.ADR *	29,000	381,930

Services - Educational Services - 0.03%
TCTM Kids IT Education, Inc.	59,708	23,889

Services - Employment Agencies - 0.08%
51job, Inc. ADR * ●	15,400	71,148

Services - Hospitals - 0.26%
Surgery Partners, Inc.	10,000	237,500

Services - Miscellaneous Amusement & Recreation - 0.85%
Madison Square Garden Sports Corp. Class A	4,000	778,880

Services - Motion Picture & Video Tape Production - (0.10%)
Lions Gate Entertainment Corp. A Shares	(102,600)	(908,010)
Lions Gate Entertainment Corp. B Shares	102,600	812,592

		(95,418)

Services - Prepackaged Software - 0.75%
Rapid7, Inc.	26,000	689,260

Surgical & Medical Instruments & Apparatus - 0.00%
DIH Holdings, Inc.	3,000	694

Telecommunications - 0.02%
NII Holdings, Inc. ^ Δ *	44,529	22,265

Waste & Environmental Services & Equipment - 0.00%
Strategic Environmental & Energy Resources, Inc. *^ † #	43,000	684

Wholesale - Misc. Durable Goods - 0.63%
Radius Recycling, Inc.	20,000	577,600

Total Common Stock	(Cost $ 65,873,752)	66,805,009

Escrow Shares - 0.00%

Exide Technologies ^ † *	7,703	0
Pershing Square Tontine Holdings, Ltd. ESCROW	33,000	0

Total Escrow Shares	(Cost $ 40,703)	0

Asset-Backed Securities - 0.08%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 6.220% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●	2,582	2,501
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.690%, (1 Month LIBOR USD + 0.710%), 02/25/2035 ** ●	64,926	59,811
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.404%, (1 Month LIBOR USD + 0.320%) 06/25/2047	409,003	14,944

Total Asset-Backed Securities	(Cost $ 97,420)	77,256

Contingent Value Rights - 0.00%

Communication Services - 0.00%
Clear Channel Outdoor Holdings, Inc.*	11,249	0

Radio & TV Broadcasting & Communications Equipment - 0.00%
KVH Industries, Inc. *	145,009	0

Solar - 0.00%
TOYO Co Ltd Rights	1,000	2,930

Total Rights	(Cost $ 0)	2,930

Corporate Bonds - 1.60%

Automotive - 0.00%
Exide Technologies 11.00%, 4/30/2022 + † ^ #	546,810	0

Diversified Financial Services - 0.64%
Hejun Shunzie Investment, 11.500%, due 6/4/2022 + ●	5,000,000	50
Hellas Telecommunication Luxembourg II SCA (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.750% ) 1/15/2015 + ^ # †	5,000,000	6,250
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●	100,000	100
Lehman Brothers Holdings, Inc. Series MTN 8.75%, 2/14/2023 + ●	200,000	200
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 2/17/2015 + ●	110,000	110
Lehman Brothers Holdings, Inc. Series MTNG 0.00% (1 Month CPI YOY + 2.25%), 07/08/2014 + ●	130,000	130
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ●	100,000	100
Lehman Brothers Holdings, Inc. Series MTNH, 8.250%, 9/23/2020 + ●	100,000	100
Sino Ocean Land Treasure Finance III, 6.946%, Perpetual, Defaulted ●	3,000,000	85,890
Sunac China Holdings, Ltd., 7.250%, 09/30/2030 ●	4,295,256	499,324

		592,254

Oil, Gas & Coal - 0.06%
Paratus Energy Services Ltd. Series 144A (United Kingdom) 10.000%, 07/15/2026 ●	51,830	51,811

Radio Telephone Communications - 0.01%
Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #	28,351	5,212
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda)7.00%, Perpetual ●	88,196	4,674

		9,886

Real Estate - 0.89%
CFLD Cayman Investment, 2.500%, 01/31/2031 ●	239,850	4,797
CIFI Holdings Group, 6.550%, 03/28/2024 ●	1,000,000	125,500
Jingrui Holdings, Ltd., 12.750%, 09/09/2023, ●+	5,000,000	12,500
Kaisa Group Holdings, Ltd., 9.375%, 06/30/2024, ●+	3,000,000	127,500

KWG Group Holdings, Ltd., 7.400%, 001/13/2027 ●+	2,000,000	131,000
Red Sun Properties Group, Inc., 7.30%, 1/13/2025 ●+	4,400,000	55,000
Redco Properties Group, Ltd., 11.000%, 08/06/2023, ●+	3,000,000	15,000
Rongchangda Development, 3.00%, 3/29/2028 ●	249,999	5,000
Rongchangda Development, 3.00%, 3/29/2028 ●	1,200,001	23,298
Ronshine China Holdings, Ltd., 7.35%, 12/15/2023, ●+	1,000,000	10,960
Ronshine China Holdings, Ltd., 8.75%, 10/2/2022, ●+	3,000,000	26,670
Shimao Group Holdings, Ltd. 5.200% 01/16/2027 ●+	1,500,000	76,875
Shimao Group Holdings, Ltd. 5.200% 01/30/2025 ●+	1,808,000	115,350
Times China Holdings, Ltd., 5.75%, 01/14/2027, ●+	2,000,000	65,000
Yuzhou Group Holdings Company Limited 5.370% Perpetual, ●+	505,000	13,888
Zhenro Properties Group 14.724 PERP * ●+	6,000,000	7,500
Zhenro Properties Group, 6.630%, 01/06/2026 ●+	500,000	2,500

		818,338

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875%, 04/01/2008 ●	50,000	0

Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	25,000	0

Total Corporate Bonds	(Cost $ 2,414,749)	1,472,289

Government Bonds - 0.17%

Lebanese Republic - 0.17%
Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	1,000,000	158,850

Total Government Bonds	(Cost $ 212,500)	158,850

Mortgage-Backed Securities - 0.01%

GNR Government National Mortgage Series 2019-108 Class NI, 4.00%, 08/20/2049 ~ ●	69,293	11,037
GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.76%, 6/25/2035 ~ ●	19,276	0

Total Mortgage-Backed Securities	(Cost $ 18,304)	11,037

Municipal Bonds - 0.16%

Puerto Rico - 0.16%
Puerto Rico Commonwealth Restructured Series A1, 4.00%, 7/01/2037 ●	17,074	16,137
Puerto Rico Commonwealth Restructured Series A1, 5.625%, 7/01/2029 ●	24,036	25,748
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2021 ●+	10,000	5,550
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2023 ●+	10,000	5,550
Puerto Rico Electric Power Authority Series DDD, 3.50%, 7/01/2020 ●+	75,000	41,625
Puerto Rico Electric Power Authority Series DDD, 3.625%, 7/01/2021 ●+	30,000	16,650
Puerto Rico Electric Power Authority Series TT, 5.00%, 7/01/2020 ●+	55,000	30,525
Puerto Rico Electric Power Authority Series WW, 5.50%, 7/01/2019 ●+	15,000	8,325

Total Municipal Bonds	(Cost $ 181,561)	150,110

Preferred Stocks - 3.45%

Government Agencies - 3.44%
Federal Home Loan Mortgage Corp. Series B, 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual *∞ **	19,000	345,610
Federal Home Loan Mortgage Corp. Series F, 5.00%, Perpetual *∞ **	4,500	78,750
Federal Home Loan Mortgage Corp. Series H, 5.10%, Perpetual *∞ **	55,000	957,000
Federal Home Loan Mortgage Corp. Series M, 0.00%, Perpetual *∞ **	10,600	190,800
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual *∞ **	42,879	733,231
Federal Home Loan Mortgage Corp. Series S, 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual *∞ **	25,000	433,500
Federal National Mortgage Corp. Series H, 5.81%, Perpetual *∞	5,500	102,493
Federal National Mortgage Corp. Series I, 5.375%, Perpetual *∞	700	13,965
Federal National Mortgage Corp. Series M, 4.75%, Perpetual *∞	4,440	79,476
Federal National Mortgage Corp. Series N, 5.50%, Perpetual *∞	360	6,372
Federal National Mortgage Corp. Series T 8.25%, Perpetual *∞	20,000	221,200

		3,162,396

Real Estate - 0.01%
Brookfield Property Partners LP 6.25% (Bermuda)	722	10,289

Total Preferred Stocks	(Cost $ 1,291,235)	3,172,685

Real Estate Invesment Trust - 6.01%

Crown Castle International Corp. (a) (b)	53,000	5,524,190

Total Real Estate Investment Trust	(Cost $ 4,809,105)	5,524,190

Special Purpose Acquisition Company - 0.27%

A SPAC II Acquisition Corp.	15,000	172,350
Ares Acquisition Corp. II	3,100	34,720
Nabors Energy Transition Corp. II	3,600	41,400
Nature's Miracle Holdings, Inc.	184	33
Northern Star Investment Corp. III Class A	7,300	0

Total Special Purpose Acquisition Company	(Cost $ 267,000)	248,503

Warrants - 0.01%

Investment Companies - 0.01%
Airship AI Holdings, Inc. Warrant @ $3.86 (Notional Value $25,090)*			6,500	7,280
Brand Engagement Network, Inc. Warrant @ $0.34 (Notional Value $702)*			2,066	38
Captivision, Inc. Warrants @ $4.80 (Notional Value $9,600)*			2,000	29
DIH Holdings, Inc. Warrant @ $0.23 (Notional Value $6,900)*			30,000	384
Intelsat Emergence SA Warrant 2/17/2027 @ 0.00 (Notional Value $0)*			6	0
Investcorp Europe Acquisition Corp. I Class A Warrants, 11/23/2028 @ $0.00 (Notional Value $0)*			3,500	74
Nature's Miracle Holdings, Inc. Warrant 3/8/2029 @ $0.00 (Notional Value $0)*			2,500	13
Northern Star Investment Corp. III Class A Warrant 02/25/2028 @ $0.00 (Notional Value $0)*			1,216	0
Northern Star Investment Corp. IV Class A Warrant 12/31/2027 @ $0.00 (Notional Value $0)*			1,216	0
Semantix, Inc. Class A Warrants 08/04/2027 @ $0.00 (Notional Value $0)*			375	0
SunCar Technology Group, Inc. Class A, Warrant 05/18/2028 @ $0.00 (Notional Value $0)*			300	57
TOYO Co. Ltd. Warrant 1/10/2029 @ $2.93 (Notional Value $14,650)*			5,000	375

				8,250

U.S. Government Obligations - 8.49%

U.S. Government Treasury Bill, 2.75%, 08/15/2032 ●			2,000,000	1,825,000
U.S. Treasury Note, 3.375% 5/15/2033 ●			2,000,000	1,889,844
U.S. Treasury Note, 4.50% 11/15/2033 ●			4,000,000	4,085,625

Total U.S. Government Obligations			(Cost $ 7,787,344)	7,800,469

Registered Money Market Funds - 3.37%

Goldman Sachs Trust Financial Square Government Fund - Institutional Class - 4.243% **			3,099,906	3,099,906

Total Registered Money Market Funds			(Cost $ 3,099,906)	3,099,906

Total Investments - 92.99%			(Cost $ 107,711,843)	85,431,579

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE - (9.87)%				(9,071,454)

Assets In Excess of Liabilities - 16.89%				15,513,512

Total Net Assets - 100.00%				91,873,637

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Put Options

Agnico Eagle Mines Ltd., Strike @ $80.00	175	7/18/2025	1,400,000	98,438

Air Products and Chemicals, Inc., Strike @ $330.00	25	1/16/2026	825,000	67,875
Air Products and Chemicals, Inc., Strike @ $330.00	15	9/19/2025	495,000	35,663
Akamai Technologies, Inc., Strike @ $75.00	70	1/15/2027	525,000	79,100
Barrick Gold Corp., Strike @ $17.00	400	1/16/2026	680,000	101,000
Biomarin Pharmaceutical, Inc., Strike @ $60.00	320	1/15/2027	1,920,000	284,360
Biomarin Pharmaceutical, Inc., Strike @ $65.00	40	1/16/2026	260,000	26,100
Biomarin Pharmaceutical, Inc., Strike @ $70.00	290	1/16/2026	2,030,000	229,525
Biomarin Pharmaceutical, Inc., Strike @ $75.00	210	1/16/2026	1,575,000	161,817
BP, plc., Strike @ $32.00	250	1/15/2027	800,000	94,500
Chevron Corp., Strike @ $135.00	50	6/18/2026	675,000	62,375
Chevron Corp., Strike @ $155.00	40	6/20/2025	620,000	43,500
Colgate-Palmolive, Co., Strike @ $95.00	70	1/16/2025	665,000	40,075
Crown Castle, Inc., Strike @ $85.00	110	1/15/2027	935,000	142,175
Crown Castle, Inc., Strike @ $87.50	110	1/15/2027	962,500	136,675
Crown Castle, Inc., Strike @ $97.50	180	1/15/2027	1,755,000	271,450
CVS Health Corp., Strike @ $55.00	100	6/20/2025	550,000	61,250
Devon Energy Corp., Strike @ $35.00	150	1/15/2027	525,000	100,125
DiamondBack Energy, Inc., Strike @ $140.00	75	6/18/2026	1,050,000	150,325
Dollar Tree, Inc., Strike @ $105.00	100	1/16/2026	1,050,000	148,250
Helen of Troy, Ltd., Strike @ $55.00	50	1/16/2026	275,000	57,625
Honeywell International, Inc., Strike @ 210.00	30	1/16/2026	630,000	41,958
Humana, Inc., Strike @ $240.00	40	1/16/2026	960,000	157,900
Humana, Inc., Strike @ $260.00	50	1/16/2026	1,300,000	212,625
Humana, Inc., Strike @ $300.00	20	6/20/2025	600,000	72,050
Humana, Inc., Strike @ $330.00	40	6/20/2025	1,320,000	150,500
Humana, Inc., Strike @ $350.00	50	6/20/2025	1,750,000	190,125
JD.com, Strike @ $22.50	600	1/16/2026	1,350,000	341,076
Johnson & Johnson, Strike @ $145.00	25	6/20/2025	362,500	26,563
Lamb Weston Holdings, Inc., Strike @ $50.00	250	1/16/2026	1,250,000	165,750
Madison Square Garden Sports Corp., Strike @ $185.00	40	8/15/2025	740,000	24,920
Marathon Petroleum Corp., Strike @ $170.00	40	6/20/2025	680,000	89,840
Match Group, Inc., Strike @ $30.00	200	1/15/2027	600,000	113,800
Match Group, Inc., Strike @ $30.00	200	1/16/2026	600,000	78,500
Newmont Corp., Strike @ $40.00	420	12/18/2025	1,680,000	232,260
Newmont Corp., Strike @ $30.00	300	1/16/2026	900,000	160,041
Occidental Petroleum Corp., Strike @ $45.00	310	1/15/2027	1,395,000	174380
Occidental Petroleum Corp., Strike @ $52.50	80	1/16/2026	420,000	48,200
Occidental Petroleum Corp., Strike @ $47.50	100	6/18/2026	475,000	54,750
Occidental Petroleum Corp., Strike @ $50.00	190	9/19/2025	950,000	96,425
Phillips 66 Co., Strike @ $110.00	120	1/15/2027	1,320,000	198,420
Phillips 66 Co., Strike @ $120.00	50	1/15/2027	600,000	91,125
Phillips 66 Co., Strike @ $130.00	80	1/15/2027	1,040,000	152,760
Phillips 66 Co., Strike @ $125.00	40	11/21/2025	500,000	36,500
Southwest Airlines, Inc., Strike @ $30.00	150	1/15/2027	450,000	70,950
Southwest Airlines, Inc., Strike @ $25.00	200	1/16/2026	500,000	80,500
Starbucks, Corp., Strike @ $105.00	100	12/18/2026	1,050,000	124,530
Starbucks, Corp., Strike @ $95.00	100	1/15/2027	950,000	136,200
Starbucks, Corp., Strike @ $90.00	200	6/18/2026	1,800,000	231,999
Suncor Energy, Inc., Strike @ $35.00	250	6/18/2026	875,000	103,250
Suncor Energy, Inc., Strike @ $35.00	200	3/20/2026	700,000	82,200
Treehouse Foods, Inc., Strike @ $25.00	500	10/17/2025	1,250,000	109,000
Wolfspeed, Inc., Strike @ $22.50	200	12/19/2025	450,000	136,500
Yum China Holdings, Inc., Strike @ $30.00	180	12/19/2025	540,000	62,629
Yum China Holdings, Inc., Strike @ $32.50	100	12/19/2025	325,000	47,250

	8285		49,885,000	6,487,678

Call Options Written
Agnico Eagle Mines Ltd., Strike @ $80.00	-175	7/18/2025	(1,400,000)	(184,882)
Air Products and Chemicals, Inc., Strike @ $330.00	-25	1/16/2026	(825,000)	(95,522)
Air Products and Chemicals, Inc., Strike @ $330.00	-15	9/19/2025	(495,000)	(49,686)
Akamai Technologies, Inc., Strike @ $75.00	-70	1/15/2027	(525,000)	(146,266)
Barrick Gold Corp., Strike @ $17.00	-150	12/18/2026	(1,200,000)	(61,048)
Barrick Gold Corp., Strike @ $17.00	-400	1/15/2027	(680,000)	(157,499)
Biomarin Pharmaceutical, Inc., Strike @ $60.00	-320	1/16/2026	(544,000)	(655,041)
Biomarin Pharmaceutical, Inc., Strike @ $70.00	-394	1/16/2026	(2,364,000)	(392,200)
Biomarin Pharmaceutical, Inc., Strike @ $75.00	-210	1/16/2026	(1,470,000)	(170,725)
BlackSky Technology, Inc., Strike @ $10.00	-150	4/17/2025	(1,125,000)	(17,400)
Chevron Corp., Strike @ $135.00	-50	6/18/2026	(50,000)	(118,597)
Chevron Corp.,Strike @ $155.00	-40	6/20/2025	(540,000)	(63,379)
Colgate-Palmolive, Co., Strike @ $95.00	-70	1/16/2026	(665,000)	(80,323)
Crown Castle, Inc., Strike @ $85.00	-110	1/15/2027	(935,000)	(192,165)
Crown Castle, Inc., Strike @ $87.50	-110	1/15/2027	(962,500)	(208,754)
Crown Castle, Inc., Strike @ $85.00	-100	1/16/2026	(850,000)	(94,697)
Crown Castle, Inc., Strike @ $95.00	-30	1/16/2026	(285,000)	(24,509)
CVS Health Corp., Strike @ $55.00	-100	6/20/2025	(550,000)	(77,249)
Devon Energy Corp., Strike @ $35.00	-80	11/21/2025	(280,000)	(46,327)
DiamondBack Energy, Inc., Strike @ $140.00	-35	6/18/2026	(490,000)	(111,892)
DiamondBack Energy, Inc., Strike @ $160.00	-40	6/18/2026	(640,000)	(107,077)
Dollar Tree, Inc., Strike @ $105.00	-100	1/16/2026	(1,050,000)	(237,743)
Helen of Troy, Ltd., Strike @ $55.00	-50	1/16/2026	(275,000)	(79,373)
Honeywell International, Inc., Strike @ $210.00	-30	1/16/2026	(630,000)	(64,408)
Humana, Inc., Strike @ $240.00	-40	1/16/2026	(960,000)	(171,095)
Humana, Inc., Strike @ $260.00	-50	1/16/2026	(1,300,000)	(319,366)
Humana, Inc., June 20, 2025, Strike @ $300.00	-20	6/20/2025	(600,000)	(119,949)
Humana, Inc., June 20, 2025, Strike @ $330.00	-40	6/20/2025	(1,320,000)	(267,898)
Humana, Inc., June 20, 2025, Strike @ $350.00	-50	6/20/2025	(1,750,000)	(290,867)
JD.com, Strike @ $22.50	-600	1/16/2026	(1,350,000)	(460,496)
Johnson & Johnson, Strike @ $145.00	-25	6/20/2025	(362,500)	(36,187)
Lamb Weston Holdings, Inc., Strike @ $50.00	-200	1/16/2026	(1,000,000)	(179,195)
Madison Square Garden Sports Corp., Strike @ $185.00	-40	8/15/2025	(740,000)	(59,078)
Marathon Petroleum Corp., Strike @ $170.00	-40	6/20/2025	(680,000)	(37,099)
Match Group, Inc., Strike @ $30.00	-310	1/16/2026	(930,000)	(210,254)
Newmont Corp., Strike @ $40.00	-420	12/18/2026	(1,680,000)	(519,755)
Newmont Corp., Strike @ $30.00	-300	1/16/2026	(900,000)	(254,248)
Occidental Petroleum Corp., Strike @ $45.00	-110	1/15/2027	(495,000)	(131,666)
Occidental Petroleum Corp., Strike @ $52.50	-80	1/16/2026	(420,000)	(77,798)
Occidental Petroleum Corp., Strike @ $47.50	-100	6/18/2026	(475,000)	(110,455)
Occidental Petroleum Corp., Strike @ $50.00	-190	9/19/2025	(950,000)	(158,250)
Phillips 66 Co., Strike @ $110.00	-120	1/15/2027	(132,000)	(300,582)
Phillips 66 Co., Strike @ $120.00	-50	1/15/2027	(600,000)	(126,346)
Phillips 66 Co., Strike @ $125.00	-40	11/21/2025	(500,000)	(59,898)
Rapid7, Inc., Strike @ $30.00	-120	1/16/2026	(360,000)	(76,438)
Southwest Airlines, Inc., Strike @ $30.00	-150	1/15/2027	(450,000)	(107,547)
Southwest Airlines, Inc., Strike @ $25.00	-200	1/16/2026	(500,000)	(82,298)
Starbucks, Corp., Strike @ $105.00	-100	12/18/2026	(1,050,000)	(189,274)
Starbucks, Corp., Strike @ $90.00	-200	6/18/2026	(1,800,000)	(352,429)
Suncor Energy, Inc., Strike @ $35.00	-250	6/18/2026	(875,000)	(152,746)
Suncor Energy, Inc., Strike @ $35.00	-200	3/20/2026	(700,000)	(109,197)
Treehouse Foods, Inc., Strike @ $40.00	-250	10/17/2025	(1,000,000)	(68,816)
Wolfspeed, Inc., Strike @ $22.50	-200	12/19/2025	(450,000)	(165,495)
Yum China Holdings, Inc., Strike @ $30.00	-180	12/19/2025	(540,000)	(122,307)
Yum China Holdings, Inc., Strike @ $32.50	-100	12/19/2025	(325,000)	(57,748)

	(7629)		(44,025,000)	(8,811,542)

Put Options Written
Biomarin Pharmaceutical, Inc., Strike @ $55.00	(230)	1/16/2026	(1,265,000)	(69,936)
Biomarin Pharmaceutical, Inc., Strike @ $57.50	(100)	1/16/2026	(570,000)	(42,802)
Honeywell International, Inc., Strike @ 180.00	(30)	1/16/2026	(540,000)	(14,442)
Humana, Inc., Strike @ $160.00	(40)	1/16/2026	(640,000)	(48,206)
Humana, Inc., Strike @ $195.00	(20)	6/20/2025	(390,000)	(18,149)
Madison Square Garden Sports Corp., Strike @ $175.00	(40)	8/15/2025	(700,000)	(15,080)
Marathon Petroleum Corp., Strike @ $145.00	(40)	6/20/2025	(580,000)	(32,999)
Phillips 66 Co., Strike @ $110.00	(40)	11/21/2025	(440,000)	(18,299)

	(540)		(2,110,000)	(259,912)

Total Options			(Cost $ 3,750,000)	(2,583,777)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$75,881,495	$-
Level 2 - Other Significant Observable Inputs	8,557,001	-
Level 3 - Significant Unobservable Inputs	0	-
Total	$84,438,496	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2025.
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
Δ Indicates a delisted security. Total market value for delisted securities is $256,565 representing 0.28% of net assets.
† Indicates an illiquid security. Total market value for illiquid securities is $42,212 representing 0.05% of net assets.
^ Indicates a fair valued security. Total market value for fair valued securities is $29,199 representing 0.03% of net assets and Level 3 securities.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $28,901,520 representing 31.45% of net assets.
# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $12,146 representing 0.01% of net assets.